COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) CAD in Millions	Dec. 31, 2017 CAD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	CAD 971
Player contracts	216
Purchase obligations	1,002
Program rights	4,632
Total commitments	6,821
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	202
Player contracts	111
Purchase obligations	368
Program rights	546
Total commitments	1,227
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	308
Player contracts	88
Purchase obligations	346
Program rights	1,121
Total commitments	1,863
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	167
Player contracts	10
Purchase obligations	167
Program rights	1,079
Total commitments	1,423
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	294
Player contracts	7
Purchase obligations	121
Program rights	1,886
Total commitments	CAD 2,308